Basis of Preparation and Significant Accounting Policies - Schedule of useful lives of PP&E and ROU Assets (Details)	12 Months Ended
Dec. 31, 2022
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property, plant and equipment	40 years
Building/leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property, plant and equipment	40 years
Machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property, plant and equipment	15 years
Machinery and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property, plant and equipment	3 years